Taxation - Schedule of Income Before Income Taxes Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Before Income Taxes Expense (Benefit) [Abstract]
Loss before income taxes expense	$ (22,654,975)	$ (6,777,241)	$ (459,887)
Income tax statutory rate	16.50%	16.50%	16.50%
Income tax benefit at statutory tax rate	$ (3,738,071)	$ (1,118,245)	$ (75,881)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and BVI	2,910,013	804,765	19,949
Effect of valuation allowance on deferred tax assets	251,333		28,189
Effect of non-deductible item	581,863	310,726	(60,865)
Effect on different tax rates for subsidiaries operating in other jurisdictions	(5,138)
Reversal of deferred tax liabilities	(98,400)
Over provision in respect of prior years	(15,099)
Tax effect of utillisation of tax losses not recognised in prior year		(13,083)
Income taxes benefit	$ (113,499)	$ (15,837)	$ (88,608)
Effective income tax rate	0.50%	0.23%	19.27%